Inventories, Net and Cost of sales (Details) - Schedule of Information Related with the Cost of Sales - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Information Related with the Cost of Sales [Abstract]
Cost of goods sold	$ 17,578,059	[1]	$ 17,086,294	[1]	$ 13,794,658
Trade discounts and purchase rebates	(2,779,271)		(2,490,381)		(1,965,335)
Logistics costs	625,289	[2]	579,791	[2]	493,630
Damage and loss	263,052		202,573		171,747
Allowance (reversal) for inventory losses, net (Note 11.1)	8,915		1,813		(5,844)
Total cost of sales	$ 15,696,044		$ 15,380,090		$ 12,488,856

[1]	The annual period ended December 31, 2023 includes $29,095 of depreciation and amortization cost (December 31, 2022 - $28,248, and December 31, 2021 - $21,341)).
[2]	The annual period ended December 31, 2023 includes $341,838 of employee benefits (December 31, 2022 - $308,614, and December 31, 2021 - $274,557) and $76,279 of depreciation and amortization cost (December 31, 2022 - $70,011, and December 31, 2021 - $60,970).